Client Name:
Client Project Name:	SEMT 2025-12
Start - End Dates:	6/29/2025 - 10/23/2025
Deal Loan Count:	226

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER109	Cash Out Amount Exceeds Guidelines	1
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	2
Credit	Credit/Mtg History	CRDCRMH118	Mortgage/rental lates exceed guidelines	1
Credit	Credit/Mtg History	CRDCRMH150	Tradelines do not meet guidelines	1
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	1
Credit	Credit/Mtg History	CRDCRMH2416	Questionable factors on credit report	1
Credit	Credit/Mtg History	CRDCRMH3000	# of Tradelines Does Not Meet Guideline Requirements	1
Credit	DTI	CRDDTI187	Debt Ratio > xxx%	1
Credit	Income/Employment	CRDINC2408	Income verification does not meet guidelines	2
Credit	Income/Employment	CRDINC2488	Verbal verification of employment missing	1
Credit	Income/Employment	CRDINC2496	Verbal verification of employment completed outside the stated requirements and/or after closing/funding	4
Credit	Income/Employment	CRDINC3204	Income Documentation Missing	1
Credit	Income/Employment	CRDINC3258	Missing Profit and Loss statement for one or more xxx borrowers	2
Credit	Income/Employment	CRDINC888	Income Amount is Unsupported by Documentation in File	1
Credit	Insurance	CRDINSR5351	Insurance Effective date is greater than the transaction date	4
Credit	Application	CRDAPP130	Application is incomplete	1
Credit	Application	CRDAPP3822	Missing or incomplete documentation related to citizenship/residency	1
Credit	Assets	CRDAST205	Insufficient Funds to Close	1
Credit	Assets	CRDAST2670	Asset documentation is insufficient per guideline requirements	2
Credit	Assets	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	3
Property Valuations	Appraisal	PRVAAPPR101	Appraisal incomplete (missing map, layout, pages, etc)	1
Property Valuations	Appraisal	PRVAAPPR3116	Missing updated valuation	1
Compliance	Ability to Repay/Qualified Mortgage	CMPATRQM3220	TILA - Loan subject to Ability to Repay/Qualified Mortgage rule; the loan file is missing documents to complete the ATR/QM review and render an accurate ATR/QM status.	1
Compliance	Right of Rescission	CMPROR1909	Incorrect ROR Form Used - H8 Form Used in Refinance With Original Creditor	12
Compliance	RESPA	CMPRESPA2700	RESPA - List of homeowners counseling organizations not provided w/in xxx days of application	1
Total				48

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